MANAGEMENT OF FINANCIAL RISK - BRAZILIAN DEBENTURES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Financial debt with third parties bearing interests at variable rates, percentage	450.00%	20.00%
Total indebtedness	$ 109,700,000
Brazilian Debentures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ 0